Vessels	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Abstract
Vessels

5.       Vessels

On April 13, 2011, Ralik, Mili and Ebon, each entered into a Memorandum of Agreement with an unrelated third party company, to acquire one Panamax container vessel, the MV “Maersk Madrid”, the MV “Maersk Malacca” and MV “Maersk Merlion”, respectively, for the purchase price of $22.5 million, $24.0 million and $24.0 million, respectively (Note 1).

On April 18, 2011, the Company paid an aggregate amount of $7.05 million, being 10% of the vessels' purchase price. On June 14, June 17 and June 22, 2011, Ralik, Ebon and Mili, took delivery of the respective vessels and paid the balance of the aggregate acquisition cost amounting to $63.45 million (excluding pre-delivery and other costs). The total cost of the vessels amounted to $72,687,029 and includes $2,187,029 of capitalized costs consisting of pre-delivery expenses and expenditures incurred to improve the efficiency and safety of the vessels.

Each of the three vessels is chartered to A.P. Møller-Maersk A/S for a period of minimum twenty-four (24) months plus or minus forty-five (45) days at a daily rate of $21,450 gross. The charterer has the option to employ each vessel for a further twelve (12) month period plus or minus forty-five (45) days, at a daily rate of $25,000 gross, starting twenty-four (24) months after delivery of the vessel to the charterer.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$93,531,186	$(1,453,877)	$92,077,309
- Acquisitions and other vessels' costs	72,687,029	-	72,687,029
- Depreciation for the period	-	(5,937,591)	(5,937,591)
Balance, December 31, 2011	$166,218,215	$(7,391,468)	$158,826,747

As at December 31, 2011, two of the Company's vessels (m/v “Sagitta” and m/v “Centaurus”) having a total carrying value of $89.1 million were provided as collateral to secure the terms and conditions of the revolving credit facility with the Royal Bank of Scotland plc, discussed in Note 6.

As at December 31, 2011 all vessels were operating under time charter agreements.